Supplement to the
Fidelity® Systematic Municipal Bond Index ETF
December 27, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
SMBI-SUSTK-1025-101 1.9919546.101	October 1, 2025